ADVERTISING COSTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Selling, general and administrative expenses
Advertising costs	¥ 200,946	¥ 151,214	¥ 179,064